Long Term Debt - Foreign Currency Term Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Debt Instrument [Line Items]
Proceeds from issuance of US$ Senior Notes	₨ 24,400	$ 323.7	₨ 31,260
Discount on issuance of senior notes	1,139			$ 15.1
Debt issuance expense	1,145			15.2	₨ 851
Debt instrument carrying amount	88,889			1,179.1	₨ 68,947
5.5% Senior Notes [Member] | Azure Power Energy Limited [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			5.50%
Proceeds from issuance of US$ Senior Notes			₨ 31,260
Discount on issuance of senior notes			₨ 9
Percentage of discount on issuance of senior notes			0.03%
Debt issuance expense			₨ 586
Debt instrument maturity date			Nov. 30, 2022
Debt instrument carrying amount	₨ 37,318			$ 495.0
5.65% Senior Notes [Member] | Azure Power Solar Energy Private Limited [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.65%			5.65%
Proceeds from issuance of US$ Senior Notes	₨ 24,400
Discount on issuance of senior notes	₨ 7
Percentage of discount on issuance of senior notes	0.03%	0.03%
Debt issuance expense	₨ 397
Debt instrument carrying amount	₨ 26,001			$ 344.9